Note M - Related Party Transactions - Related Party Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Total loans at January 1, 2018	$ 8,619
New loans	77
Repayments	(4,860)
Other changes	(162)
Total loans at December 31, 2018	$ 3,674